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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY
                  Investment Company Act file number 811-02183

                          ----------------------------
                         MassMutual Corporate Investors
               (Exact name of registrant as specified in charter)
                          ----------------------------

                                1500 Main Street
                                    Suite 600
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)

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                 Rodney J. Dillman, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)

        Registrant's telephone number, including area code: 413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006
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

ITEM 1. PROXY VOTING RECORD.

PEPSIAMERICAS, INC.

Ticker:       PAS            Security ID:  71343P200
Meeting Date: APR 27, 2006   Meeting Type: Annual
Record Date:  MAR 2, 2006
#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect  Director Herbert M. Baum                 For         None         Management
1.2  Elect  Director Richard G. Cline                For         None         Management
1.3  Elect  Director Pierre S. DuPont                For         None         Management
1.4  Elect  Director Archie R. Dykes                 For         None         Management
1.5  Elect  Director Jarobin Gilbert, Jr.            For         None         Management
1.6  Elect  Director James R. Kackley                For         None         Management
1.7  Elect  Director Matthew M. McKenna              For         None         Management
1.8  Elect  Director Robert C. Pohlad                For         None         Management
2    Ratify Auditors                                 For         None         Management
3    Require a Majority Vote for the Election        Against     None         Shareholder
     of Directors
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RENT-WAY, INC.

Ticker:       RWY            Security ID:  76009U104
Meeting Date: MAR 8, 2006    Meeting Type: Annual
Record Date:  JAN 20, 2006

#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect Director William Lerner                   For         For          Management
1.2  Elect  Director Marc W. Joseffer                For         For          Management
1.3  Elect  Director Jacqueline E. Woods             For         For          Management
2.   Approve Omnibus Stock Plan                      For         For          Management
3.   Ratify Auditors                                 For         For          Management
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SUPREME INDUSTRIES, INC.

Ticker:       STS            Security ID:  868607102
Meeting Date: MAY 4, 2006    Meeting Type: Annual
Record Date:  MAR 24, 2006

#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect  Director Arthur M. Borden                For         None         Management
1.2  Elect  Director Mark C. Neilson                 For         None         Management
1.3  Elect  Director William C. Hurtt, Jr.           For         None         Management
2    Amend Omnibus Stock Plan                        For         None         Management
3    Ratify Auditors                                 For         None         Management
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THERAVANCE INC

Ticker:       THRX           Security ID:  88338T104
Meeting Date: APR 26, 2006   Meeting Type: Annual
Record Date:  MAR 1, 2006

#    Proposal                                        Mgt Rec     Vote Cast    Sponsor
1.1  Elect  Director P. Roy Vagelos, M.D.            For         None         Management
1.2  Elect  Director Rick E. Winningham              For         None         Management
1.3  Elect  Director Julian C. Baker                 For         None         Management
1.4  Elect  Director Jeffrey M. Drazan               For         None         Management
1.5  Elect  Director R.V. Gunderson, Jr.             For         None         Management
1.6  Elect  Director Arnold J. Levine, Ph.D.         For         None         Management
1.7  Elect  Director Ronn C. Loewenthal              For         None         Management
1.8  Elect  Director Eve E. Slater, M.D.             For         None         Management
1.9  Elect  Director William H. Waltrip              For         None         Management
1.10 Elect  Director G.M. Whitesides, Ph.D.          For         None         Management
1.11 Elect  Director William D. Young                For         None         Management
2.   Ratify Auditors                                 For         None         Management

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
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By (Signature and Title)* /s/ Clifford M. Noreen
                          ----------------------
                          Clifford M. Noreen, President

Date: August 28, 2006
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* Print the name and title of each signing officer under his or her signature.